GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL	Goodwill is as follows:
	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Goodwill, gross	—	69,517,007	8,912,437
Less: accumulated impairment	—	—	—
Goodwill, net	—	69,517,007	8,912,437

SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets, net, are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Trademark (with indefinite lives)	—	11,004,000	1,410,769

Customer relationship (with definite lives)	—	20,246,000	2,595,641
Less: accumulated amortization	—	(168,717)	(21,630)
	—	20,077,283	2,574,011
Intangible assets, net	—	31,081,283	3,984,780